Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Equity based compensation	$ 170,000	$ 254,000
Allowance for doubtful accounts	493,000	3,462,000
Lease merchandise	779,000	813,000
Fixed assets	4,000	11,000
Lease Impairment	256,000	1,135,000
Deferred rent	2,000
Accrued expenses	45,000
Federal loss carry-forwards	6,302,000	4,668,000
State loss carry forward	696,000	338,000
Gross deferred tax assets	8,747,000	10,681,000
Valuation allowance	(8,747,000)	(10,681,000)
Net deferred tax assets